Income taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income taxes
Income taxes

Note 11. Income taxes

The Company’s effective tax rates for the three months ended September 30, 2020 and 2019 were 26.7% and 23.1%, respectively. The effective tax rate for the three months ended September 30, 2020 was impacted by $1.4 million of discrete income tax benefit primarily related to the loss on debt extinguishment. The Company’s effective tax rates for the nine months ended September 30, 2020 and 2019 were 27.0% and 23.6%, respectively. The effective tax rate for the nine months ended September 30, 2020 was higher than the prior year period due to research and development credits, the final Global Intangible Low Taxed Income (“GILTI”) high-tax exclusion regulation released on July 20, 2020 and a change in valuation allowance on foreign deferred tax assets related to a merger of subsidiaries. The effective tax rate for the nine months ended September 30, 2020 was impacted by $1.6 million of discrete income tax benefit primarily related to the loss on debt extinguishment and the impact of the net operating loss carryback and interest limitation changes related to the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”).

On March 27, 2020, the CARES Act was signed into law. The CARES Act provides numerous tax provisions and other stimulus measures, including temporary changes regarding the prior and future utilization of net operating losses, temporary changes to the prior and future limitations on interest deductions, temporary suspension of certain payment requirements for the employer portion of social security taxes, the creation of certain refundable employee retention credits, and technical corrections from prior tax legislation for tax depreciation of certain qualified improvement property. The Company anticipates it will benefit from the prior and future utilization of net operating losses and interest deductions. Beginning with pay dates on and after April 17, 2020, the Company has elected to defer the employer-paid portion of social security taxes, resulting in an accrual of $2.7 million as of September 30, 2020.

On July 20, 2020, Final Regulations were released with respect to the GILTI high-tax exclusion. The Final Regulations are effective for tax years starting after July 23, 2020, however, there may be availability for retroactive application back to tax years started after December 31, 2017. The Company has performed an analysis and determined there would be a benefit in both 2018 and 2019 for which a discrete item has been included in the third quarter of 2020 to reflect the impact of this benefit. In addition, we reduced our GILTI income as of the third quarter of 2020, the effect of which is reflected in the annual effective tax rate.

Note 13. Income Taxes

The income tax provision (benefit) included with operations consists of the following:

	Years Ended
	December 31,
($000’s)	2019	2018
Current:
Federal	$(7)	$(38)
State	138	123
Foreign	1,013	328
Deferred:
Federal	(8,990)	(10,625)
State	(1,638)	(1,947)
Foreign	(627)	22
	$(10,111)	$(12,137)

The income tax benefit differs from the amounts of income tax benefit determined by applying the U.S. federal income tax rate to pretax income or loss due to the following:

	Years Ended
	December 31,
($000’s)	2019	2018
Computed “expected” tax benefit	21.0%	21.0%
State income tax benefit, net of federal tax effect	2.8%	3.4%
Permanent differences	(0.5)%	(0.3)%
Foreign rate differential	0.2%	(0.1)%
Remeasurement Gain/Loss	0.5%	0.0%
Tax credits	2.2%	2.3%
Valuation allowance	(1.1)%	(0.5)%
Transaction costs	(0.4)%	(0.1)%
Deferred rate change	(0.3)%	(0.2)%
GILTI inclusion	(0.5)%	(1.3)%
Other	(0.2)%	0.9%
	23.7%	25.1%

Significant components of the Company’s net deferred income tax liability were as follows:

	December 31,
($000’s)	2019	2018
Deferred tax assets:
Allowance for doubtful accounts	$49	$15
Accrued compensation	1,911	1,600
Deferred revenue	2,554	1,288
Deferred rent	191	68
Equipment and leasehold improvements	285	254
Stock options	882	410
Federal tax credits	3,301	2,547
Other	988	514
Net operating losses	25,157	26,161
State research and development tax credits	1,383	1,219
Business interest limitation	7,945	4,176
Valuation allowance	(1,213)	(750)
Net deferred tax assets	43,433	37,502
Deferred tax liabilities:
Prepaid items	(691)	(500)
Deferred contract costs	(5,322)	(2,676)
Intangibles	(55,553)	(60,710)
Net deferred tax assets (liabilities)	$(18,133)	$(26,384)

At December 31, 2019, the Company had a U.S. federal net operating loss carryforward of approximately $100.8 million, foreign net operating loss carryforward of approximately $0.5 million, federal research and development credits of approximately $3.5 million and foreign tax credits of approximately $0.1 million. The Company also had state net operating loss carryforwards of approximately $60.4 million and credits for research and development of approximately $1.9 million. Approximately $95.0 million of the federal net operating loss carryforwards will begin to expire in 2036. The remainder of the federal net operating losses of $5.8 million are carried forward indefinitely. The state net operating loss carryforwards will begin to expire in 2023 and are available to offset future taxable income or reduce taxes payable through 2037. The federal research and development credits, state research and development credits and foreign tax credits will begin expiring in 2033, 2026, and 2023, respectively.

Under the provision for uncertainty in income taxes, the total gross amount of unrecognized tax benefit as of December 31, 2019 and 2018 was approximately $0.5 million and $0.4 million, respectively. If recognized, for the years ended December 31, 2019 and 2018, the total amount of unrecognized tax benefit that would have an effect on the effective income tax rate is $0.4 million and $0.3 million, respectively. The liabilities are classified as other long-term liabilities in the accompanying consolidated balance sheets. The Company does not anticipate that total unrecognized tax benefits will materially change in the next 12 months.

The Company established a valuation allowance against Wisconsin state tax credits, foreign tax credits, and Netherlands net deferred tax assets which the Company has determined are more likely than not to be unrealized. Realization of deferred tax assets is dependent upon sufficient future taxable income during the periods when deductible temporary differences and carryforwards are expected to be available to reduce taxable income.

The Company files income tax returns in the U.S. federal jurisdiction, Minnesota, and various other state and foreign jurisdictions. With few exceptions, the Company is not subject to U.S. federal, foreign, state and local income tax examinations by tax authorities for years before 2016. It is difficult to predict the final timing and resolution of any particular uncertain tax position. Based on the Company’s assessment of many factors, including past experience and complex judgements about future events, the Company does not currently anticipate significant changes in its uncertain tax positions over the next 12 months.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as additional income tax expense. During the years ended December 31, 2019 and 2018, the Company did not recognize material income tax expense related to interest and penalties.

New tax legislation

Tax Cuts and Jobs Act (the Act)

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (the Act) tax reform legislation. This legislation made significant changes in U.S. tax law, including a reduction in the corporate tax rates, changes to net operating loss carryforwards and carrybacks, and a repeal of the corporate alternative minimum tax. The legislation reduced the U.S. corporate tax rate from the current rate of 35% to 21%. The Company’s accounting under the Act was finalized as of December 31, 2018.

The legislation also introduced a new Global Intangible Low-Taxed Income (“GILTI”) provision. Under GAAP, the Company is allowed to make an accounting policy choice of either 1) treating taxes due on future U.S. inclusions in taxable income related to GILTI as a current-period cost when incurred or 2) factoring such amounts into the Company’s measurement of its deferred taxes. GILTI depends not only on our current structure and estimated future income, but also our intent and ability to modify the structure or business. The Company has chosen to treat GILTI as a current-period cost when incurred. GILTI expense for the years ended December 31, 2019 and December 31, 2018 was $0.2 million and $0.6 million, respectively.